UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    St. James Investment Company
Address: 2716 Fairmount Street
         Dallas, Texas  75201

13F File Number:  028-14071

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Amy Burson
Title:     Chief Compliance Officer
Phone:     214-484-7250

Signature, Place, and Date of Signing:

 /s/   Amy Burson     Dallas, Texas/USA     April 26, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    32

Form 13F Information Table Value Total:    $932,329 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APACHE CORP                    COM              037411105    52171   676140 SH       SOLE                   575520        0   100620
BECTON DICKINSON & CO          COM              075887109    34043   356060 SH       SOLE                   309038        0    47022
BED BATH & BEYOND INC          COM              075896100      304     4720 SH       SOLE                     3465        0     1255
BERKLEY W R CORP               COM              084423102    42854   965842 SH       SOLE                   835499        0   130343
CAMPBELL SOUP CO               COM              134429109     1103    24306 SH       SOLE                     4616        0    19690
CVS CAREMARK CORPORATION       COM              126650100    34408   625720 SH       SOLE                   556746        0    68974
EXELON CORP                    COM              30161N101    55337  1604903 SH       SOLE                  1361830        0   243073
EXPEDITORS INTL WASH INC       COM              302130109    26587   744104 SH       SOLE                   641416        0   102688
EXPRESS SCRIPTS HLDG CO        COM              30219G108      700    12148 SH       SOLE                    10749        0     1399
EXXON MOBIL CORP               COM              30231G102      270     3001 SH       SOLE                        0        0     3001
FRANCE TELECOM                 SPONSORED ADR    35177Q105    45447  4473156 SH       SOLE                  3765437        0   707719
FRANCO NEVADA CORP             COM              351858105     7554   165698 SH       SOLE                   146104        0    19594
JOHNSON & JOHNSON              COM              478160104    49806   610886 SH       SOLE                   515222        0    95664
MEDTRONIC INC                  COM              585055106    37629   801298 SH       SOLE                   679853        0   121445
MICROSOFT CORP                 COM              594918104    56884  1988253 SH       SOLE                  1687896        0   300357
MOLSON COORS BREWING CO        CL B             60871R209    57583  1176846 SH       SOLE                  1001966        0   174880
NEWMONT MINING CORP            COM              651639106    39677   947170 SH       SOLE                   829855        0   117315
NORFOLK SOUTHERN CORP          COM              655844108      265     3435 SH       SOLE                     3435        0        0
NOVARTIS A G                   SPONSORED ADR    66987V109    49580   695956 SH       SOLE                   584568        0   111388
PAYCHEX INC                    COM              704326107    41398  1180785 SH       SOLE                  1006282        0   174503
PEOPLES UNITED FINANCIAL INC   COM              712704105    35989  2681730 SH       SOLE                  2232820        0   448910
PEPSICO INC                    COM              713448108      264     3336 SH       SOLE                       59        0     3277
PFIZER INC                     COM              717081103      459    15888 SH       SOLE                    15690        0      198
PROCTER & GAMBLE CO            COM              742718109     6501    84359 SH       SOLE                    68496        0    15863
PUBLIC SVC ENTERPRISE GROUP    COM              744573106      242     7035 SH       SOLE                     6805        0      230
SPECTRA ENERGY CORP            COM              847560109    43973  1430006 SH       SOLE                  1208168        0   221838
SPROTT PHYSICAL GOLD TRUST     UNIT             85207H104    82335  6085392 SH       SOLE                  5139453        0   945939
SYSCO CORP                     COM              871829107    59998  1705943 SH       SOLE                  1429724        0   276219
VANGUARD BD INDEX FD INC       SHORT TRM BOND   921937827     2982    36817 SH       SOLE                     3962        0    32855
WASTE MGMT INC DEL             COM              94106L109      312     7956 SH       SOLE                      158        0     7798
WESTERN UN CO                  COM              959802109    43488  2891461 SH       SOLE                  2460579        0   430882
XYLEM INC                      COM              98419M100    22186   805005 SH       SOLE                   673431        0   131574